UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22026

                    The Gabelli ESG Fund, Inc. (formerly, The Gabelli SRI Fund, Inc.)

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                  Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli ESG Fund, Inc.

Third Quarter Report — December 31, 2018

(Y)our Portfolio Management Team

Christopher C. Desmarais	Christopher J. Marangi	Kevin V. Dreyer

To Our Shareholders,

For the quarter ended December 31, 2018, the net asset value (NAV) per Class AAA Share of the Gabelli ESG Fund decreased 14.4% compared with decreases of 13.5% and 14.3% for the Standard & Poor’s (S&P) 500 Index and the Russell 3000 Index, respectively. Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed is the schedule of investments as of December 31, 2018.

Comparative Results

Average Annual Returns through December 31, 2018 (a)(b) (Unaudited)
	Quarter	1 Year	3 Year	5 Year	10 Year	Since Inception (6/01/07)
Class AAA (SRIGX)	(14.44)%	(15.83)%	1.72%	1.98%	9.79%	4.37%
S&P 500 Index	(13.52)	(4.38)	9.26	8.49	13.12	6.57
Russell 3000 Index	(14.30)	(5.24)	8.97	7.91	13.18	6.50
Class A (SRIAX)	(14.45)	(15.79)	1.73	1.98	9.80	4.38
With sales charge (c)	(19.36)	(20.63)	(0.26)	0.78	9.15	3.85
Class C (SRICX)	(14.64)	(16.48)	0.97	1.20	8.96	3.59
With contingent deferred sales charge (d)	(15.49)	(17.32)	0.97	1.20	8.96	3.59
Class I (SRIDX)	(14.44)	(15.64)	1.97	2.21	10.06	4.63

In the current prospectuses dated July 30, 2018 as amended August 7, 2018, the gross expense ratios for Class AAA, A, C, and I are 1.75%, 1.75%, 2.50% and 1.50% respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.27%, 1.27%, 2.02% and 1.02% respectively. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Russell 3000 Index is an unmanaged indicator that measures the performance of the 3,000 largest U.S. traded stocks, in which the underlying companies are incorporated in the U.S. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends March 31.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Gabelli ESG Fund, Inc.

Schedule of Investments — December 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 100.0%
	Automotive: Parts and Accessories — 5.7%
14,000	Genuine Parts Co.	$1,344,280
2,000	O’Reilly Automotive Inc.†	688,660
12,000	Tenneco Inc., Cl. A	328,680

		2,361,620

	Beverage — 7.4%
30,000	Danone SA	2,114,254
5,000	PepsiCo Inc.	552,400
9,000	Suntory Beverage & Food Ltd.	407,281

		3,073,935

	Broadcasting — 5.5%
12,000	Liberty Broadband Corp., Cl. C†	864,360
20,000	Liberty Media Corp.- Liberty Braves, Cl. C†	497,800
25,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	924,500

		2,286,660

	Building and Construction — 3.8%
5,000	Fortune Brands Home & Security Inc.	189,950
15,000	Herc Holdings Inc.†	389,850
34,000	Johnson Controls International plc	1,008,100

		1,587,900

	Business Services — 3.5%
27,000	Macquarie Infrastructure Corp.	987,120
13,000	ServiceMaster Global Holdings Inc.†	477,620

		1,464,740

	Cable and Satellite — 5.5%
33,000	Comcast Corp., Cl. A	1,123,650
10,000	EchoStar Corp., Cl. A†	367,200
38,000	Liberty Global plc, Cl. C†	784,320

		2,275,170

	Computer Software and Services — 2.7%
5,000	eBay Inc.†	140,350
65,000	Hewlett Packard Enterprise Co.	858,650
30,000	Internap Corp.†	124,500

		1,123,500

	Consumer Products — 6.1%
15,000	Edgewell Personal Care Co.†	560,250
13,000	Energizer Holdings Inc.	586,950
29,000	Sony Corp., ADR	1,400,120

		2,547,320

	Diversified Industrial — 0.7%
2,500	Acuity Brands Inc.	287,375

	Energy and Utilities — 2.5%
6,000	NextEra Energy Inc.	1,042,920

Shares		Market Value

	Entertainment — 1.7%
9,000	Viacom Inc., Cl. B	$231,300
20,000	Vivendi SA	487,631

		718,931

	Environmental Services — 3.2%
30,000	Evoqua Water Technologies Corp.†	288,000
14,000	Waste Connections Inc.	1,039,500

		1,327,500

	Equipment and Supplies — 5.5%
15,000	Flowserve Corp.	570,300
45,000	Mueller Water Products Inc., Cl. A	409,500
20,000	Watts Water Technologies Inc., Cl. A	1,290,600

		2,270,400

	Financial Services — 8.6%
13,000	American Express Co.	1,239,160
8,000	Kinnevik AB, Cl. B	192,893
20,000	PayPal Holdings Inc.†	1,681,800
10,000	The Bank of New York Mellon Corp.	470,700

		3,584,553

	Food — 21.2%
70,000	Conagra Brands Inc.	1,495,200
18,000	Lamb Weston Holdings Inc.	1,324,080
20,000	Maple Leaf Foods Inc.	400,381
40,000	Mondelēz International Inc., Cl. A	1,601,200
15,000	Nestlé SA	1,217,825
12,000	Post Holdings Inc.†	1,069,560
15,000	The Kraft Heinz Co.	645,600
20,000	Unilever plc, ADR	1,045,000

		8,798,846

	Health Care — 4.0%
8,000	Henry Schein Inc.†	628,160
10,000	Patterson Cos. Inc.	196,600
10,000	Zoetis Inc.	855,400

		1,680,160

	Machinery — 6.9%
80,000	CNH Industrial NV	736,800
32,000	Xylem Inc.	2,135,040

		2,871,840

	Specialty Chemicals — 2.8%
12,000	H.B. Fuller Co.	512,040
5,000	International Flavors & Fragrances Inc.	671,350

		1,183,390

See accompanying notes to schedule of investments.

2

Gabelli ESG Fund, Inc.

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Telecommunications — 2.7%
15,000	Loral Space & Communications Inc.†	$558,750
29,000	Vodafone Group plc, ADR	559,120

		1,117,870

	TOTAL COMMON STOCKS	41,604,630

Market Value

TOTAL INVESTMENTS — 100.0% (Cost $34,511,726)	$41,604,630

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

3

Gabelli ESG Fund, Inc.

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (GAAP), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

4

Gabelli ESG Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 12/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$41,604,630	$41,604,630
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$41,604,630	$41,604,630

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments at December 31, 2018 or March 31, 2018.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of

Gabelli ESG Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

the Acquired Funds in addition to the Fund’s expenses. At December 31, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately 2 basis points.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2018, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

GABELLI ESG FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher C. Desmarais joined GAMCO Investors, Inc. in 1993. Currently he is a Managing Director of GAMCO Asset Management, Inc., a portfolio manager of Gabelli Funds, LLC, as well as the Director of Socially Responsive Investments. He is a co-portfolio manager of the Fund, and his responsibilities also include marketing and client service of GAMCO’s Value, Growth, and International capabilities for institutional, endowment, and family office clients as well as direct oversight of all of the Firm’s ESG equity products. He is a graduate of Fairfield University with a BA in Economics.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GABELLI ESG FUND, INC.

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI     (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Clarence A. Davis

Former Chief

Executive Officer,

Nestor, Inc.

Vincent D. Enright

Former Senior Vice

President and

Chief Financial Officer,

KeySpan Corp.

William F. Heitmann

Former Senior Vice

President of Finance,

Verizon Communications, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli ESG Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q418QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli ESG Fund, Inc. (formerly, The Gabelli SRI Fund, Inc.)

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 2/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 2/26/2019

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 2/26/2019

*	Print the name and title of each signing officer under his or her signature.